EMPLOYEE BENEFITS - Liabilities for employee benefits (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2018 USD ($)	[2]	Dec. 31, 2018 COP ($)
Disclosure of defined benefit plans [line items]
Net defined benefit liability		$ 1,238,172	[1]	$ 389.2		$ 1,264,881
Expenses for defined contributions	$ 4,297,647	4,027,850
Short-term Benefits
Disclosure of defined benefit plans [line items]
Net defined benefit liability		404,292				481,320
Post-Employment benefits
Disclosure of defined benefit plans [line items]
Net defined benefit liability		604,110				541,226
Long-Term Benefits
Disclosure of defined benefit plans [line items]
Net defined benefit liability		$ 229,770				$ 242,335

[1]	See note 2.32, Changes in presentation.
[2]	See note 2.4, “convenience translation into U.S. dollars”.